UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment                       |_|;Amendment Number:_____
This Amendment (Check only one.):             |_| is a restatement.
                                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Expo Capital Management, LLC
Address: 11111 Santa Monica Blvd.
         Suite 1470
         Los Angeles, CA 90025

13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Bzura
Title: Chief Operating Officer
Phone: 310-201-7911

Signature, Place, and Date of Signing:


/s/  Andrew Bzura                 	 Los Angeles, CA      May 13, 2011
-----------------------------------      ----------------   ------------------
     [Signature]                          [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F
                                    SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:   $846,136 (thousands)

List of Other Included Managers:	  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Expo Capital Management, LLC
March 31, 2011

                                FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (x$1000)PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                    COM            018490102 $30,184   425,000 SH        Sole                  425,000
ALLSCRIPTS MISYS HEALTHCARE     COM            01988P108 $25,188 1,200,000 SH        Sole                1,200,000
AMERICAN MEDICAL SYSTEMS        COM            02744M108 $30,296 1,400,000 SH        Sole                1,400,000
C R BARD INC                    COM            067383109 $24,829   250,000 SH        Sole                  250,000
CENTENE CORP DEL                COM            15135B101 $29,682   900,000 SH        Sole                  900,000
CEPHEID	                        COM            15670R107 $28,020 1,000,000 SH        Sole                1,000,000
CERNER CORP                     COM            156782104 $25,020   225,000 SH        Sole                  225,000
CUBIST PHARMACEUTICALS INC      COM            229678107 $31,550 1,250,000 SH        Sole                1,250,000
DENTSPLY INTERNATIONAL INC      COM            249030107 $28,667   775,000 SH        Sole                  775,000
GILEAD SCIENCES INC             COM            375558103 $36,078   850,000 SH        Sole                  850,000
HCA HOLDINGS INC                COM            40412C101 $13,548   400,000 SH        Sole                  400,000
HOLOGIC INC                     COM            436440101 $25,530 1,150,000 SH        Sole                1,150,000
HOSPIRA INC                     COM            441060100 $30,360   550,000 SH        Sole                  550,000
HUMAN GENOME SCIENCES INC       COM            444903108 $32,940 1,200,000 SH        Sole                1,200,000
KINETIC CONCEPTS INC            COM            49460W208 $29,931   550,000 SH        Sole                  550,000
MEDICIS PHARMACEUTICAL CORP     COM            584690309 $32,040 1,000,000 SH        Sole                1,000,000
MYLAN LABS INC                  COM            628530107 $30,603 1,350,000 SH        Sole                1,350,000
ONYX PHARMACEUTICALS INC        COM            683399109 $26,385   750,000 SH        Sole                  750,000
PERKINELMER INC                 COM            714046109 $26,270 1,000,000 SH        Sole                1,000,000
PSS WORLD MEDICAL INC           COM            69366A100 $27,144 1,000,000 SH        Sole                1,000,000
QIAGEN N.V                      COM            N72482107 $29,073 1,450,000 SH        Sole                1,450,000
QUEST DIAGNOSTICS INC           COM            74834L100 $25,974   450,000 SH        Sole                  450,000
SALIX PHARMACEUTICALS LTD       COM            795435106 $26,273   750,000 SH        Sole                  750,000
SHIRE PHARMACEUTICALS GROUP     COM            82481R106 $28,304   325,000 SH        Sole                  325,000
SIRONA DENTAL SYSTEMS INC       COM            82966C103 $28,842   575,000 SH        Sole                  575,000
ST JUDE MEDICAL INC             COM            790849103 $30,756   600,000 SH        Sole                  600,000
THORATEC LABORATORIES CORP      COM            885175307 $28,523 1,100,000 SH        Sole                1,100,000
VCA ANTECH INC                  COM            918194101 $28,955 1,150,000 SH        Sole                1,150,000
WARNER CHILCOTT PLC             COM            G94368100 $27,932 1,200,000 SH        Sole                1,200,000
ZIMMER HOLDINGS INC             COM            98956P102 $27,239   450,000 SH        Sole                  450,000